Share-Based Compensation - Share Based Compensation Allocation (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 4,245	$ 7,709	$ 15,786	$ 23,940
Research and development
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	2,183	4,673	10,450	13,817
General and administrative
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	2,062	2,906	5,423	9,993
Capitalized to property and equipment
Share-based Compensation Arrangement by Share-based Payment Award
Total share-based compensation expense	$ 0	$ 130	$ (87)	$ 130